Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	12,377,746	12,355,246	12,260,545
Common stock, shares outstanding	12,377,746	12,355,246	12,260,545